Summary of Nonvested Stock Options (Detail) - $ / shares	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2014	1,357,654
Granted	935,368
Vested	(721,385)
Forfeited	(526,475)
Non-vested at December 31, 2014	1,045,162
Weighted Average Grant-Date Fair Value Per Share
Non-vested at January 1, 2014	$ 4.04
Granted	3.85
Vested	4.75
Forfeited	3.82
Non-vested at December 31, 2014	$ 3.50